Filed with the Securities and Exchange Commission on June 12, 2012

1933 Act Registration File No. 333-17391
1940 Act File No. 811-07959

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. ____	☐
Post-Effective Amendment No. 428	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 430	☒
(Check appropriate box or boxes.)

ADVISORS SERIES TRUST
 (Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

(Registrant’s Telephone Numbers, Including Area Code) (414) 765-6609

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Copies to:

Domenick Pugliese, Esq.
Paul, Hastings, Janofsky & Walker LLP
Park Avenue Tower
75 East 55th Street
New York, New York 10022

As soon as practical after the effective date of this Registration Statement
Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective

☐	immediately upon filing pursuant to paragraph (b)
☒	on June 28, 2012 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on __________ pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on __________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

[X]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 414 (“the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on March 30, 2012, and pursuant to Rule 485(a)(2) would become effective on June 13, 2012.

This Post-Effective Amendment No. 428 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating June 28, 2012, as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 428 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act and the 1940 Act, the Registrant certifies that this Post-Effective Amendment No. 428 to its Registration Statement meets all of the requirements for effectiveness under Rule 485(b) and has duly caused this Post-Effective Amendment No. 428 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee and State of Wisconsin, on the 12th day of June 2012.

Advisors Series Trust

By:  /s/ Douglas G. Hess
Douglas G. Hess
President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 428 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Sallie P. Diederich*	Trustee	June 12, 2012
Sallie P. Diederich

Donald E. O’Connor*	Trustee	June 12, 2012
Donald E. O’Connor

George Rebhan*	Trustee	June 12, 2012
George Rebhan

George T. Wofford*	Trustee	June 12, 2012
George T. Wofford

Joe D. Redwine*	Trustee, Chairman and	June 12, 2012
Joe D. Redwine	Chief Executive Officer

/s/ Cheryl L. King	Treasurer and	June 12, 2012
Cheryl L. King	Principal Financial Officer

/s/ Douglas G. Hess	President and	June 12, 2012
Douglas G. Hess	Principal Executive Officer

*By: /s/ Douglas G. Hess		June 12, 2012
Douglas G. Hess Attorney-In Fact pursuant to Power of Attorney